UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Acuity Investment Management Inc.
Address: 40 King Street West
         Scotia Plaza 56th Floor
         Toronto, Ontario, Canada M5H 3Y2

Form 13F File Number: 028-12739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Caroline Levitt
Title: Chief Compliance Officer
Phone: 416-867-2179

Signature, Place, and Date of Signing:

 /s/ Caroline Levitt      Toronto, Ontario, Canada         08/06/2009
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  121
Form 13F Information Table Value Total:  $2,293,308,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                             VALUE    SHARES OR        PUT/ INVESTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OR CLASS   CUSIP       (x$1000)  PRN AMT   SH/PRN CALL DISCRETION MANAGERS SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                    COM              002824 10 0    1518     32300   SH          SOLE                 32300
ADVANTAGE ENERGY INCOME FD     TR UNIT          00762L 10 1    7163   1700000   SH          SOLE               1388200       311800
AGRIUM INC                     COM              008916 10 8   18620    466200   SH          SOLE                353000       113200
ALLIANCE RES PARTNER L P       UT LTD PART      01877R 10 8     484     14900   SH          SOLE                 14900
AMEDISYS INC                   COM              023436 10 8     210      6350   SH          SOLE                  6350
APACHE CORP                    COM              037411 10 5    1011     14020   SH          SOLE                 14020
APPLE INC                      COM              037833 10 0    1096      7700   SH          SOLE                  7700
BANK MONTREAL QUE              COM              063671 10 1   71294   1691450   SH          SOLE               1378450       313000
BANK NOVA SCOTIA HALIFAX       COM              064149 10 7   81740   2189400   SH          SOLE               1858400       331000
BANK OF AMERICA CORPORATION    COM              060505 10 4       4       350   SH          SOLE                   350
BANK OF NEW YORK MELLON CORP   COM              064058 10 0       4       150   SH          SOLE                   150
BARRICK GOLD CORP              COM              067901 10 8   51215   1521400   SH          SOLE               1186500       334900
BAYTEX ENERGY TR               TRUST UNIT       073176 10 9   49201   2920920   SH          SOLE               2739320       181600
BERKSHIRE HATHAWAY INC DEL     CL B             084670 20 7      34        12   SH          SOLE                    12
BHP BILLITON LTD               SPONSORED ADR    088606 10 8   21669    396100   SH          SOLE                396100
BIOVAIL CORP                   COM              09067J 10 9    5745    427700   SH          SOLE                250300       177400
BROOKFIELD PPTYS CORP          COM              112900 10 5       4       580   SH          SOLE                   580
CAE INC                        COM              124765 10 8    4457    751250   SH          SOLE                480650       270600
CAMECO CORP                    COM              13321L 10 8   32252   1257000   SH          SOLE                981200       275800
CANADIAN NAT RES LTD           COM              136385 10 1  158211   3007005   SH          SOLE               2515525       491480
CANADIAN NATL RY CO            COM              136375 10 2   80807   1880700   SH          SOLE               1569300       311400
CANADIAN PAC RY LTD            COM              13645T 10 0   56190   1409000   SH          SOLE               1167200       241800
CDN IMPERIAL BK OF COMMERCE    COM              136069 10 1   40728    812325   SH          SOLE                682525       129800
CELESTICA INC                  SUB VTG SHS      15101Q 10 8    9886   1459000   SH          SOLE               1076900       382100
CHATTEM INC                    COM              162456 10 7      77      1140   SH          SOLE                  1140
CHESAPEAKE ENERGY CORP         COM              165167 10 7     310     15600   SH          SOLE                 15600
CHINA MED TECHNOLOGIES INC     SPONSORED ADR    169483 10 4    1055     53000   SH          SOLE                 53000
CISCO SYS INC                  COM              17275R 10 2    2599    139525   SH          SOLE                115425        24100
COCA COLA CO                   COM              191216 10 0      15       300   SH          SOLE                   300
COMCAST CORP NEW               CL A             20030N 10 1      10       700   SH          SOLE                   700
COPART INC                     COM              217204 10 6      70      2000   SH          SOLE                  2000
CVS CAREMARK CORPORATION       COM              126650 10 0    2036     63920   SH          SOLE                 63920
DANAHER CORP DEL               COM              235851 10 2     322      5210   SH          SOLE                  5210
DIAMOND OFFSHORE DRILLING IN   COM              25271C 10 2     548      6600   SH          SOLE                  6600
E M C CORP MASS                COM              268648 10 2       7       550   SH          SOLE                   550
EMERSON ELEC CO                COM              291011 10 4     282      8700   SH          SOLE                  8700
ENBRIDGE ENERGY PARTNERS L P   COM              29250R 10 6     621     16100   SH          SOLE                 16100
ENBRIDGE INC                   COM              29250N 10 5   31702    913500   SH          SOLE                733300       180200
ENCANA CORP                    COM              292505 10 4  100870   2034200   SH          SOLE               1629750       404450
ENTERPRISE PRODS PARTNERS L    COM              293792 10 7     719     28850   SH          SOLE                 28850
EXPRESS SCRIPTS INC            COM              302182 10 0     654      9525   SH          SOLE                  9525
FIRSTSERVICE CORP              SUB VTG SH       33761N 10 9     658     56700   SH          SOLE                 48500         8200
FLUOR CORP NEW                 COM              343412 10 2    1299     25350   SH          SOLE                 25350
FREEPORT-MCMORAN COPPER & GO   COM              35671D 85 7    3872     77300   SH          SOLE                 77300
GENERAL MLS INC                COM              370334 10 4    1498     26750   SH          SOLE                 26750
GENZYME CORP                   COM              372917 10 4     203      3650   SH          SOLE                  3650
GERDAU AMERISTEEL CORP         COM              37373P 10 5     690    100000   SH          SOLE                100000
GILDAN ACTIVEWEAR INC          COM              375916 10 3   11067    747000   SH          SOLE                504300       242700
GOLDCORP INC NEW               COM              380956 40 9   91598   2634900   SH          SOLE               2195700       439200
GROUPE CGI INC                 CL A SUB VTG     39945C 10 9     467     52500   SH          SOLE                 52500
GT SOLAR INTL INC              COM              3623E0 20 9    1539    289400   SH          SOLE                174300       115100
HARSCO CORP                    COM              415864 10 7    4463    157780   SH          SOLE                126680        31100
HARVEST ENERGY TR              TRUST UNIT       41752X 10 1    3522    647000   SH          SOLE                647000
HCC INS HLDGS INC              COM              404132 10 2     570     23750   SH          SOLE                 23750
HEWLETT PACKARD CO             COM              428236 10 3   23540    609325   SH          SOLE                609325
IAMGOLD CORP                   COM              450913 10 8   22720   2243000   SH          SOLE               1888500       354500
IESI BFC LTD                   COM              44951D 10 8   24988   2168700   SH          SOLE               1984700       184000
IMPERIAL OIL LTD               COM NEW          453038 40 8   10533    271500   SH          SOLE                205600        65900
INTEL CORP                     COM              458140 10 0    7972    481900   SH          SOLE                481900
INTERNATIONAL BUSINESS MACHS   COM              459200 10 1   11311    108375   SH          SOLE                108375
ITRON INC                      COM              465741 10 6    4377     79500   SH          SOLE                 40300        39200
JAGUAR MNG INC                 COM              47009M 10 3    1790    236100   SH          SOLE                211600        24500
JOHNSON CTLS INC               COM              478366 10 7    2086     96100   SH          SOLE                 51500        44600
JPMORGAN CHASE & CO            COM              46625H 10 0    1175     34455   SH          SOLE                 34455
KINROSS GOLD CORP              COM NO PAR       496902 40 4   13741    753800   SH          SOLE                636100       117700
LINN ENERGY LLC                UNIT LTD LIAB    536020 10 0     667     34100   SH          SOLE                 34100
MAGNA INTL INC                 CL A             559222 40 1   17050    401800   SH          SOLE                260300       141500
MANULIFE FINL CORP             COM              56501R 10 6   91181   5252250   SH          SOLE               4428050       824200
MASTERCARD INC                 CL A             57636Q 10 4    1003      6000   SH          SOLE                  6000
METHANEX CORP                  COM              59151K 10 8    3285    270700   SH          SOLE                187000        83700
MICROSOFT CORP                 COM              594918 10 4      28      1200   SH          SOLE                  1200
NATIONAL OILWELL VARCO INC     COM              637071 10 1      69      2100   SH          SOLE                  2100
NEW GOLD INC CDA               COM              644535 10 6    2639    996500   SH          SOLE                902000        94500
NEWMONT MINING CORP            COM              651639 10 6    1066     26100   SH          SOLE                 26100
NEXEN INC                      COM              65334H 10 2   16425    755900   SH          SOLE                592200       163700
NOKIA CORP                     SPONSORED ADR    654902 20 4      21      1500   SH          SOLE                  1500
NORFOLK SOUTHERN CORP          COM              655844 10 8    1144     30400   SH          SOLE                 30400
OCCIDENTAL PETE CORP DEL       COM              674599 10 5    1727     26250   SH          SOLE                 26250
OILSANDS QUEST INC             *W EXP 12/05/200 678046 11 1       0    178350   SH          SOLE                178350
OPEN TEXT CORP                 COM              683715 10 6   51322   1404400   SH          SOLE               1042500       361900
ORACLE CORP                    COM              68389X 10 5    7654    357500   SH          SOLE                357500
PEABODY ENERGY CORP            COM              704549 10 4    1493     49500   SH          SOLE                 49500
PEACE ARCH ENTMT GROUP INC     COM              704586 30 4       0    247320   SH          SOLE                247320
PEPSICO INC                    COM              713448 10 8     731     13300   SH          SOLE                 13300
POTASH CORP SASK INC           COM              73755L 10 7  125575   1346150   SH          SOLE               1076800       269350
PRAXAIR INC                    COM              74005P 10 4    8187    115245   SH          SOLE                 78045        37200
PRECISION DRILLING TR          TR UNIT          740215 10 8    3369    700880   SH          SOLE                635924        64956
PROSHARES TR                   PSHS ULSHT SP500 74347R 88 3    1770     32000   SH          SOLE                 32000
QUALCOMM INC                   COM              747525 10 3   19487    431300   SH          SOLE                431300
QUESTAR CORP                   COM              748356 10 2    1038     33420   SH          SOLE                 33420
RESEARCH IN MOTION LTD         COM              760975 10 2  102572   1442820   SH          SOLE               1039220       403600
ROGERS COMMUNICATIONS INC      CL B             775109 20 0   49224   1914600   SH          SOLE               1582100       332500
ROYAL BK CDA MONTREAL QUE      COM              780087 10 2   98772   2414800   SH          SOLE               1977250       437550
RUBICON MINERALS CORP          COM              780911 10 3    1929    650000   SH          SOLE                576700        73300
RUBICON TECHNOLOGY INC         COM              78112T 10 7    2889    202400   SH          SOLE                100400       102000
SAP AG                         SPON ADR         803054 20 4    8484    211200   SH          SOLE                211200
SCHLUMBERGER LTD               COM              806857 10 8    1186     21915   SH          SOLE                 21915
SCHWAB CHARLES CORP NEW        COM              808513 10 5    1383     78850   SH          SOLE                 78850
SHAW COMMUNICATIONS INC        CL B CONV        82028K 20 0    3813    226500   SH          SOLE                226500
SILVER WHEATON CORP            COM              828336 10 7     499     60000   SH          SOLE                 22500        37500
SMITH INTL INC                 COM              832110 10 0      85      3300   SH          SOLE                  3300
SOCIEDAD QUIMICA MINERA DE C   SPON ADR SER B   833635 10 5    2659     73500   SH          SOLE                 30100        43400
SUN LIFE FINL INC              COM              866796 10 5   57859   2143000   SH          SOLE               1822100       320900
SUNCOR ENERGY INC              COM              867229 10 6  102310   3364040   SH          SOLE               2814740       549300
SUNPOWER CORP                  COM CL A         867652 10 9    2255     84700   SH          SOLE                 52400        32300
SXC HEALTH SOLUTIONS CORP      COM              78505P 10 0   56804   2226600   SH          SOLE               1836350       390250
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039 10 0    9801   1042000   SH          SOLE               1042000
TALISMAN ENERGY INC            COM              87425E 10 3   68787   4787500   SH          SOLE               3950100       837400
TECK RESOURCES LTD             CL B             878742 20 4   26241   1645200   SH          SOLE               1109700       535500
TEXAS INSTRS INC               COM              882508 10 4   12662    594700   SH          SOLE                594700
THERMO FISHER SCIENTIFIC INC   COM              883556 10 2    1141     27990   SH          SOLE                 27990
THOMPSON CREEK METALS CO INC   COM              884768 10 2    7561    739000   SH          SOLE                576300       162700
TIM HORTONS INC                COM              88706M 10 3    9025    369300   SH          SOLE                308800        60500
TJX COS INC NEW                COM              872540 10 9    1656     52675   SH          SOLE                 52675
TORONTO DOMINION BK ONT        COM NEW          891160 50 9  141721   2742900   SH          SOLE               2311500       431400
TRANSALTA CORP                 COM              89346D 10 7   16931    882600   SH          SOLE                616500       266100
TRANSCANADA CORP               COM              89353D 10 7   22896    850200   SH          SOLE                522500       327700
TRANSOCEAN LTD                 REG SHS          H8817H 10 0    4461     60071   SH          SOLE                 60071
WABTEC CORP                    COM              929740 10 8     761     23675   SH          SOLE                 23675
WORLD ENERGY SOLUTIONS INC D   COM NEW          98145W 20 8    2098    406690   SH          SOLE                204580       202110
YAMANA GOLD INC                COM              98462Y 10 0   36795   4138650   SH          SOLE               3501850       636800